Form N-1A Supplement	May 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Filed pursuant to Rule 497(e)
Registration Nos. 333-171360; 811-22509

LoCorr Macro Strategies Fund (The “Fund”)
Class	A	LFMAX
Class	C	LFMCX
Class	I	LFMIX

A series of LoCorr Investment Trust

Supplement dated April 1, 2026 to the
Prospectus dated May 1, 2025

At a meeting of the Board of Trustees held on February 18, 2026, the Board approved a reduction in the management fees of the Fund. As such, effective April 1, 2026, LoCorr Fund Management, LLC, the investment adviser to the Fund (the “Adviser”) contractually agreed to lower its management fee from 1.65% to 1.50% of the Fund’s average daily net assets

Correspondingly, also effective as of April 1, 2026, the Adviser contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.84% of the Fund’s daily average net assets attributable to each class of the Fund (the “Expense Cap”). Prior to April 1, 2026, the Expense Cap was 1.99%.

Accordingly, the “Fees and Expenses of the Fund” table in the section entitled “LoCorr Macro Strategies Fund Summary” beginning on page 1 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in How to Purchase Shares on page 117 of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%⁽¹⁾	1.00%⁽²⁾	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	2.00%	2.75%	1.75%
Fee Waiver and/or Reimbursement(4)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(4)	2.00%	2.75%	1.75%

(1)    Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.

(2)    Applied to shares redeemed within 12 months of their purchase.

(3)    The fees in the table above have been restated to reflect a management fee of 1.50% of the average daily net assets of the Fund, effective as of April 1, 2026. Prior to April 1, 2026, the management fee was 1.65% of the average daily net assets of the Fund.

(4)    Prior to April 1, 2026, the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) (the “Expense Cap”) would not exceed 1.99% of the Fund’s average daily net assets attributable to each class of the Fund. Effective as of April 1, 2026, the Expense Cap will not exceed 1.84% of the Fund’s average daily net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser. The Expense Cap will remain in effect through at least April 30, 2027.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$866	$1,165	$1,589	$2,765
C	$378	$852	$1,453	$3,076
I	$177	$550	$947	$2,058

Please retain this Supplement for future reference.